Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Transfers and Servicing [Abstract]
Beginning balance	¥ 65,238	¥ 57,701	¥ 63,754	¥ 57,705
Increase mainly from loans sold with servicing retained	2,711	4,861	9,849	11,823
Decrease mainly from amortization	(3,683)	(3,687)	(10,045)	(9,032)
Increase (Decrease) from the effects of changes in foreign exchange rates	1,794	(1,266)	2,502	(2,887)
Ending balance	¥ 66,060	¥ 57,609	¥ 66,060	¥ 57,609